Cover page	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2021
Entity Registrant Name	SOUTH JERSEY INDUSTRIES, INC.
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-6364
Entity Tax Identification Number	22-1901645
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000091928
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Common Stock
Trading Symbol	SJI
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	SJI
Security Exchange Name	NYSE
Convertible Notes Payable [Member]
Cover [Abstract]
Title of 12(b) Security	5.625% Junior Subordinated Notes due 2079
Trading Symbol	SJIJ
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Notes due 2079
Trading Symbol	SJIJ
Security Exchange Name	NYSE
Capital Units [Member]
Cover [Abstract]
Title of 12(b) Security	Corporate Units
Trading Symbol	SJIV
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	SJIV
Security Exchange Name	NYSE